INVESTMENTS - Schedule of Investments Classified by Contractual Maturities of Debt Securities Held (Details) $ in Millions	Feb. 02, 2018 USD ($)
Amortized Cost
Due within one year	$ 2,193
Due after 1 year through 5 years	3,419
Due after 5 years through 10 years	60
Debt securities, cost	5,672
Carrying Value
Due within one year	2,187
Due after 1 year through 5 years	3,378
Due after 5 years through 10 years	59
Total securities	$ 5,624